Property, plant & equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The estimated useful lives of the Company’s principal assets are as follows:

Years
Buildings	40 – 50
Machinery and equipment	10 – 20
Distribution equipment	7 – 15
Refrigeration equipment	5 – 7
Returnable bottles	1.5 – 3
Other equipment	3 – 10

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2018	Ps. 9,865	Ps. 20,729	Ps. 47,146	Ps. 20,083	Ps. 21,532	Ps. 3,874	Ps. 775	Ps. 996	125,000
Additions (1)	31	8	1,356	961	2,888	4,578	—	95	9,917
Additions from business combinations	25	451	1,500	537	393	145	2	41	3,094
Transfer of completed projects	504	304	1,160	1,711	3	(3,722)	20	20	—
Disposals	(50)	(71)	(555)	(615)	(312)	—	(1)	(8)	(1,612)
Disposal of Philippines	(4,654)	(2,371)	(11,621)	(2,415)	(10,116)	(489)	(236)	—	(31,902)
Effects of changes in foreign exchange rates	(388)	(1,089)	(3,072)	(765)	(251)	(321)	(81)	(292)	(6,259)
Changes in value on the recognition of inflation effects	242	814	2,551	466	612	66	—	9	4,760
Cost as of December 31, 2018	Ps. 5,575	Ps. 18,775	Ps. 38,465	Ps. 19,963	Ps. 14,749	Ps. 4,131	Ps. 479	Ps. 861	Ps. 102,998

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2019	Ps. 5,575	Ps. 18,775	Ps. 38,465	Ps. 19,963	Ps. 14,749	Ps. 4,131	Ps. 479	Ps. 861	Ps. 102,998
Additions (1)	4	27	392	816	2,581	6,392	—	112	10,324
Additions from business combinations	142	227	50	(13)	—	—	7	(8)	405
Transfer of completed projects in progress	(253)	508	2,650	1,396	360	(5,004)	343	—	—
Disposals	(1)	(35)	(1,577)	(1,032)	(1,056)	—	(13)	(35)	(3,749)
Effects of changes in foreign exchange rates	(323)	(1,122)	(2,315)	(961)	(833)	(381)	(34)	(130)	(6,099)
Changes in value on the recognition of inflation effects	114	366	1,254	241	352	18	—	—	2,345
Cost as of December 31, 2019	Ps. 5,258	Ps. 18,746	Ps. 38,919	Ps. 20,410	Ps. 16,153	Ps. 5,156	Ps. 782	Ps. 800	Ps. 106,224

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2020	Ps. 5,258	Ps. 18,746	Ps. 38,919	Ps. 20,410	Ps. 16,153	Ps. 5,156	Ps. 782	Ps. 800	Ps. 106,224
Additions (1)	—	104	171	281	2,613	6,300	—	186	9,655
Other additions	158	—	87	—	—	—	—	—	245
Transfer of completed projects in progress	4	721	3,165	1,192	57	(5,187)	48	—	—
Disposals	(13)	(29)	(1,425)	(1,073)	(561)	(12)	(5)	(57)	(3,175)
Effects of changes in foreign exchange rates	(255)	(1,182)	(2,243)	(797)	(629)	(333)	(91)	(78)	(5,608)
Changes in value on the recognition of inflation effects	88	293	990	189	291	(30)	3	—	1,824
Cost as of December 31, 2020	Ps. 5,240	Ps. 18,653	Ps. 39,664	Ps. 20,202	Ps. 17,924	Ps. 5,894	Ps. 737	Ps. 851	Ps. 109,165

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2018	Ps. —	Ps. (4,616)	Ps. (19,620)	Ps. (10,688)	Ps. (13,422)	Ps. —	Ps. (330)	Ps. (497)	Ps. (49,173)
Depreciation for the year	—	(445)	(2,880)	(2,086)	(2,827)	—	(35)	(131)	(8,404)
Disposals	—	15	497	579	204	—	1	—	1,296
Philippines disposal	—	700	6,125	2,083	7,225	—	77	—	16,210
Effects of changes in foreign exchange rates	—	154	312	244	631	—	11	143	1,495
Changes in value on the recognition of inflation effects	—	(222)	(1,403)	(338)	(517)	—	—	—	(2,480)
Accumulated depreciation as of December 31, 2018	Ps. —	Ps. (4,414)	Ps. (16,969)	Ps. (10,206)	Ps. (8,706)	Ps. —	Ps. (276)	Ps. (485)	Ps. (41,056)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2019	Ps. —	Ps. (4,414)	Ps. (16,969)	Ps. (10,206)	Ps. (8,706)	Ps. —	Ps. (276)	Ps. (485)	Ps. (41,056)
Depreciation for the year	—	(386)	(2,862)	(2,211)	(2,734)	—	(108)	(86)	(8,387)
Disposals	—	14	1,049	966	1,079	—	9	28	3,145
Effects of changes in foreign exchange rates	—	223	1,013	583	571	—	12	62	2,464
Changes in value on the recognition of inflation effects	—	(92)	(629)	(164)	(302)	—	(2)	(14)	(1,203)
Accumulated depreciation as of December 31, 2019	Ps. —	Ps. (4,655)	Ps. (18,398)	Ps. (11,032)	Ps. (10,092)	Ps. —	Ps. (365)	Ps. (495)	Ps. (45,037)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2020	Ps. —	Ps. (4,655)	Ps. (18,398)	Ps. (11,032)	Ps. (10,092)	Ps. —	Ps. (365)	Ps. (495)	Ps. (45,037)
Depreciation for the year	—	(490)	(2,828)	(2,148)	(2,779)	—	(40)	(130)	(8,415)
Disposals	—	19	1,125	989	536	—	1	36	2,706
Effects of changes in foreign exchange rates	—	165	854	464	432	—	31	165	2,111
Changes in value on the recognition of inflation effects	—	(82)	(595)	(132)	(250)	—	(6)	(5)	(1,070)
Accumulated depreciation as of December 31, 2020	Ps. —	Ps. (5,043)	Ps. (19,842)	Ps. (11,859)	Ps. (12,153)	Ps. —	Ps. (379)	Ps. (429)	Ps. (49,705)

Carrying Amount	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
As of December 31, 2018	Ps. 5,575	Ps. 14,361	Ps. 21,496	Ps. 9,757	Ps. 6,043	Ps. 4,131	Ps. 203	Ps. 376	Ps. 61,942
As of December 31, 2019	Ps. 5,258	Ps. 14,091	Ps. 20,521	Ps. 9,378	Ps. 6,061	Ps. 5,156	Ps. 417	Ps. 305	Ps. 61,187
As of December 31, 2020	Ps. 5,240	Ps. 13,610	Ps. 19,822	Ps. 8,343	Ps. 5,771	Ps. 5,894	Ps. 358	Ps. 422	Ps. 59,460

(1)Total includes Ps. 289, Ps. 610 and Ps. 415 outstanding payment to suppliers, as of December 31, 2020, 2019 and 2018 respectively